Taxation - Components of Tax (Benefit) Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current tax expense	$ 363	$ 517
Deferred tax expense (benefit)	60	(640)
Total tax expense (benefit)	$ 423	$ (123)